Income and Social Contribution Taxes - Schedule of Changes in Deferred Income Tax and Social Contribution Tax (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income And Social Contribution Taxes
Beginning balance	R$ 2,188	R$ 1,503	R$ 1,413
Effects allocated to net profit	(141)	924	210
Effect allocated to other comprehensive income	(119)	(237)	(102)
Deferred taxes received in corporate reorganization			(16)
Others	5	(2)	(2)
Ending balance	R$ 1,933	R$ 2,188	R$ 1,503